Shareholder Fees - Q3 All-Season Total Return Fund - Q3 All-Season Total Return Fund Institutional Class	Nov. 13, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%